STOCKHOLDERS' EQUITY AND ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Equity [Abstract]
STOCKHOLDERS' EQUITY AND ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)
SHAREHOLDERS’ EQUITY AND ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

Preferred Stock

The Company has outstanding Series A Convertible Exchangeable Preferred Stock on which cumulative dividends of $2.125 per share are payable quarterly. The Company paid $0.3 million of preferred stock dividends for the three months ended March 31, 2014. During the three months ended March 31, 2014, approximately 38,737 shares of preferred stock were converted into 264,641 shares of common stock. Subsequent to March 31, 2014 and through April 23, 2014, approximately 7,830 shares of preferred stock were converted into 53,486 shares of common stock.

Changes in Accumulated Other Comprehensive Income

The following table reflects the changes in accumulated other comprehensive loss by component:

	Pension	Postretirement medical benefits	Tax effect of other comprehensive income gains	Accumulated other comprehensive loss
	(In thousands)
Balance at December 31, 2013	$(12,255)	$(20,292)	$(31,048)	$(63,595)
Other comprehensive income (loss) before reclassifications	—	—	(138)	(138)
Amounts reclassified from accumulated other comprehensive income (loss)	359	5	—	364
Balance at March 31, 2014	$(11,896)	$(20,287)	$(31,186)	$(63,369)

The following table reflects the reclassifications out of accumulated other comprehensive loss for the three months ended March 31, 2014 are as follows (in thousands):

Details about accumulated other comprehensive loss components	Amount reclassified from accumulated other comprehensive loss[1]	Affected line item in the statement where net income (loss) is presented
	Three Months Ended March 31, 2014
Amortization of defined benefit pension items
Actuarial losses	$359	[2]
Amortization of postretirement medical items
Prior service costs	$(159)	[3]
Actuarial losses	164	[3]
	$5	Total
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(1)	Amounts in parentheses indicate debits to income/loss.

(2)	These accumulated other comprehensive loss components are included in the computation of net periodic pension cost. (See Note 5 - Pension for additional details)

(3)	These accumulated other comprehensive loss components are included in the computation of net periodic postretirement medical cost. (See Note 5 - Postretirement Medical Benefits for additional details)

13.	STOCKHOLDERS’ EQUITY AND ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)
Preferred and Common Stock
The Company has two classes of capital stock outstanding, common stock, par value $2.50 per share, and Series A Convertible Exchangeable Preferred Stock on which cumulative dividends of $2.125 per share are payable quarterly. Each share of Series A Preferred Stock is represented by four Depositary Shares. Under the terms of the Series A Preferred Stock, the Company can redeem preferred shares at any time for the redemption value of $100.00 plus any accumulated dividends paid in cash. In February 2011, the Company paid $19.9 million of accumulated preferred stock dividends as of January 1, 2011. The Company is permitted to pay preferred stock dividends to the extent there is a surplus, defined by Delaware law. In June 2011, approximately 169 shares of preferred stock were converted into 1,152 shares of common stock.  Subsequent to December 31, 2013 and through February 25, 2014, approximately 37,300 shares of preferred stock were converted into 254,822 shares of common stock. The Company paid $1.4 million of preferred stock dividends for the year ended December 31, 2013.
Accumulated Other Comprehensive Income (Loss)
The following is a summary of accumulated other comprehensive income (loss):

	Pension and Postretirement Medical Benefits	Available for Sale Securities	Tax Effect of Other Comprehensive Income Gains	Accumulated Other Comprehensive Loss
	(In thousands)
Balance at January 1, 2011	$(32,049)	$525	$(26,156)	$(57,680)
2011 activity	(63,575)	(200)	—	(63,775)
Balance at December 31, 2011	(95,624)	325	(26,156)	(121,455)
2012 activity	(26,622)	(268)	—	(26,890)
Balance at December 31, 2012	(122,246)	57	(26,156)	(148,345)
2013 activity	89,699	(57)	(4,892)	84,750
Balance at December 31, 2013	$(32,547)	$—	$(31,048)	$(63,595)

Pension and postretirement medical benefit adjustments relate to changes in the funded status of various benefit plans. The unrealized gains and losses associated with recognizing the Company’s “available-for-sale” securities at fair value are recorded through Accumulated other comprehensive loss.

Changes in Accumulated Other Comprehensive Income

The following table reflects the changes in accumulated other comprehensive income (loss) by component:

	Pension	Postretirement medical benefits	Available for sale securities	Tax effect of other comprehensive income gains	Accumulated other comprehensive loss
	(In thousands)
Balance at December 31, 2012	$(44,719)	$(77,527)	$57	$(26,156)	$(148,345)
Other comprehensive income before reclassifications	28,974	53,230	(45)	(4,892)	77,267
Amounts reclassified from accumulated other comprehensive income (loss)	3,490	4,005	(12)	—	7,483
Balance at December 31, 2013	$(12,255)	$(20,292)	$—	$(31,048)	$(63,595)

The following table reflects the reclassifications out of accumulated other comprehensive income (loss) for the year ended December 31, 2013 (in thousands):

Details about accumulated other comprehensive income (loss) components	Amount reclassified from accumulated other comprehensive income (loss)(1)	Affected line item in the statement where net income (loss) is presented

Available-for sale securities
Realized gains and losses on available-for sale securities	$(12)	Other income (loss)
	$(12)	Total
Amortization of defined benefit pension items:
Actuarial losses	$3,490	(2)
Amortization of postretirement medical items:
Prior service costs	$(636)	(3)
Actuarial losses	4,641	(3)
	$4,005	Total
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(1)	Amounts in parentheses indicate debits to income/loss.

(2)	These accumulated other comprehensive income components are included in the computation of net periodic pension cost. (See Note 7 - Pension and Other Savings Plans for additional details)

(3)
These accumulated other comprehensive income components are included in the computation of net periodic postretirement medical cost. (See Note 6 - Postretirement Medical Benefits for additional details)